Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100
			Average		Investment Based on:
	Summary		Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder
	for PEO	to PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	Net Income	Total Revenue
Year	($)(1)	($)(2)	($)(3)	($)(2)(3)	($)	($)(4)	($) (in thousands)	($)(5) (in thousands)
2022	631,011	(5,045,468)	2,345,844	(294,720)	14.01	139.45	(740,343)	209,023
2021	11,034,910	7,376,568	4,197,184	(421,625)	51.02	179.61	(240,334)	112,408
2020	483,008	483,008	3,489,752	12,745,887	177.29	141.60	(34,015)	16,470

(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Ric Fulop, in the Summary Compensation Table for the fiscal years 2022, 2021, and 2020. Mr. Fulop served as CEO for each of the years presented.
(2)	The dollar amounts reported represent the amount of “compensation actually paid” as computed in accordance with SEC rules. See the table below for the adjustments made in determining these amounts.
(3)	Reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. For 2022, reflects compensation information for Mr. Cole, Mr. Nogueira, Mr. Myerberg, Mr. Jafar, our former CEO of Desktop Health, Mr. Aggarwal, our former EVP of Corporate Development, and Mr. Haley, our former CFO. For 2021, reflects compensation information for Mr. Haley, Mr. Aggarwal, Mr. Jafar, Mr. Myerberg, Ms. Linardos, our former CFO, Mr. Mirman, our former Chief Marketing Officer, and Mr. El Siblani, our former CEO of EnvisionTEC. For 2020, reflects compensation information for Ms. Linardos and Mr. Billow, our former President.
(4)	The dollar amounts represent the cumulative TSR (the “Peer Group TSR”) of the S&P Small Cap 600 Information Technology Index for the relevant fiscal year, which is the peer group used by Desktop Metal for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Desktop Metal’s Annual Report on Form 10-K for the year ended December 31, 2022.
(5)	Total revenue is a GAAP measure.

Company Selected Measure Name	Total revenue
Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Ric Fulop, in the Summary Compensation Table for the fiscal years 2022, 2021, and 2020. Mr. Fulop served as CEO for each of the years presented.
(3)	Reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. For 2022, reflects compensation information for Mr. Cole, Mr. Nogueira, Mr. Myerberg, Mr. Jafar, our former CEO of Desktop Health, Mr. Aggarwal, our former EVP of Corporate Development, and Mr. Haley, our former CFO. For 2021, reflects compensation information for Mr. Haley, Mr. Aggarwal, Mr. Jafar, Mr. Myerberg, Ms. Linardos, our former CFO, Mr. Mirman, our former Chief Marketing Officer, and Mr. El Siblani, our former CEO of EnvisionTEC. For 2020, reflects compensation information for Ms. Linardos and Mr. Billow, our former President.

Peer Group Issuers, Footnote [Text Block]
(4)	The dollar amounts represent the cumulative TSR (the “Peer Group TSR”) of the S&P Small Cap 600 Information Technology Index for the relevant fiscal year, which is the peer group used by Desktop Metal for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Desktop Metal’s Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 631,011	$ 11,034,910	$ 483,008
PEO Actually Paid Compensation Amount	$ (5,045,468)	7,376,568	483,008
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
		Average Non-		Average Non-		Average Non-
	PEO	PEO NEOs	PEO	PEO NEOs	PEO	PEO NEOs
Adjustments	($)	($)	($)	($)	($)	($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(1,885,066)	(10,018,870)	(3,617,338)	—	(3,115,921)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	685,856	6,360,528	1,063,824	—	12,191,748
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(5,676,479)	(725,859)	—	(1,085,195)	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	(216,114)	—	(481,068)	—	(97,657)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(541,086)	—	(499,032)	—	(2,365,538)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	41,706	—	—	—	2,643,503
TOTAL ADJUSTMENTS	(5,676,479)	(2,640,563)	(3,658,342)	(4,618,809)	—	9,256,135

Non-PEO NEO Average Total Compensation Amount	$ 2,345,844	4,197,184	3,489,752
Non-PEO NEO Average Compensation Actually Paid Amount	$ (294,720)	(421,625)	12,745,887
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
		Average Non-		Average Non-		Average Non-
	PEO	PEO NEOs	PEO	PEO NEOs	PEO	PEO NEOs
Adjustments	($)	($)	($)	($)	($)	($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(1,885,066)	(10,018,870)	(3,617,338)	—	(3,115,921)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	685,856	6,360,528	1,063,824	—	12,191,748
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(5,676,479)	(725,859)	—	(1,085,195)	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	(216,114)	—	(481,068)	—	(97,657)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(541,086)	—	(499,032)	—	(2,365,538)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	41,706	—	—	—	2,643,503
TOTAL ADJUSTMENTS	(5,676,479)	(2,640,563)	(3,658,342)	(4,618,809)	—	9,256,135

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Narrative Disclosure to Pay Versus Performance Table

Pay versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

●	Total revenue;
●	Non-GAAP Margin; and
●	Adjusted EBITDA.

Refer to Appendix A for a reconciliation of Non-GAAP measures to the related GAAP measure.

Total Shareholder Return Amount	$ 14.01	51.02	177.29
Peer Group Total Shareholder Return Amount	139.45	179.61	141.60
Net Income (Loss)	$ (740,343,000)	$ (240,334,000)	$ (34,015,000)
Company Selected Measure Amount	209,023,000	112,408,000	16,470,000
PEO Name	Mr. Ric Fulop
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total revenue
Non-GAAP Measure Description [Text Block]
(5)	Total revenue is a GAAP measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,676,479)	$ (3,658,342)
PEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,018,870)
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,360,528
PEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,676,479)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,640,563)	(4,618,809)	$ 9,256,135
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,885,066)	(3,617,338)	(3,115,921)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	685,856	1,063,824	12,191,748
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(725,859)	(1,085,195)
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(216,114)	(481,068)	(97,657)
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(541,086)	$ (499,032)	(2,365,538)
Non-PEO NEO [Member] | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 41,706		$ 2,643,503